PLANT AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 36,168	$ 281,419	$ 300,575	$ 177,715